DOCUMENT AND ENTITY INFORMATION - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Feb. 19, 2016	Jun. 30, 2015
Document and Entity Information [Abstract]
Entity Registrant Name	Sempra Energy
Entity Central Index Key	0001032208
Document Type	10-K
Document Period End Date	Dec. 31, 2015
Amendment Flag	false
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	Yes
Entity Filer Category	Large Accelerated Filer
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Common Shares Outstanding		249,215,763
Entity Public Float			$ 24,500
Trading symbol	SRE